OTHER (EXPENSE) INCOME, NET (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Components of Other (Expense) Income
The components of other income (expense) are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In thousands	2018	2017	2018	2017
Foreign currency (loss)	$(3,525)	$(4,113)	$(6,834)	$(5,202)
Equity income	632	520	2,855	1,587
Expected return on pension assets/amortization	2,829	2,490	8,879	7,470
Other miscellaneous income	1,265	660	1,058	1,449
Total other income (expense), net	$1,201	$(443)	$5,958	$5,304

The components of other (expense) income, net are as follows:

	For the year ended December 31,
In thousands	2017	2016	2015
Foreign currency loss	$(6,618)	$(4,001)	$(4,659)
Equity income	2,579	409	—
Expected return on pension assets/amortization	9,834	9,491	9,079
Other miscellaneous income (expense)	3,073	629	(652)
Total other (expense) income, net	$8,868	$6,528	$3,768